UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC

Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017


13F File Number: 28-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew H. Rabinowitz
Title:  Chief Financial Officer
Phone:  (212) 381-4461


Signature, Place and Date of Signing:

/s/ Andrew H. Rabinowitz       New York, New York           November 15, 2004
-----------------------     --------------------------   ----------------------
     [Signature]                  [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 103

Form 13F Information Table Value Total: $1,199,349


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                    Name

1          28-10683               Marathon Global Convertible Master Fund, Ltd.

                                                        FORM 13F INFORMATION TABLE
                                                            Mrkt Value              SH/PUT   INVESTMT  OTHER   VOTING AUTHORITY
Issue Name                      Class Name         Cusip    x1000        Quantity   PRN CALL DISCRETN  MGRS  SOLE      SHARED  NONE
----------                      ----------         -----    -----        --------   -----------------  ----  ----      ------  ----
ADVANCED MICRO DEVICES INC.     DBCV             007903AE7     29,267    30,250,000 PRN      Sole      1       30,250,000
AGCO CORP                       COM              001084102      4,857       214,700 SH       Sole      1          214,700
ALASKA AIR GROUP INC            COM              011659109      3,194       128,900 SH       Sole      1          128,900
ALLIED WASTE INDS INC           COM              019589308      3,489       394,200 SH       Sole      1          394,200
AMAZON COM INC.                 NOTE             023135AF3      3,491     3,500,000 PRN      Sole      1        3,500,000
AMER WEST HLDG CORP             CL B             023657208        467        86,500 SH       Sole      1           86,500
AMERICAN TOWER CORP             NOTE             029912AK8     14,613    10,000,000 PRN      Sole      1       10,000,000
AMKOR TECHNOLOGY INC            COM              031652100        274        75,000 SH       Sole      1           75,000
AMKOR TECHNOLOGY INC            CALL             031652900       4152        11,375 CALL     Sole      1           11,375
AMR CORP                        NOTE             001765BB1      1,834     3,000,000 PRN      Sole      1        3,000,000
AMR CORP                        NOTE             001765BA3     11,514    17,250,000 PRN      Sole      1       17,250,000
AON CORP                        DBCV             037389AT0     26,838    19,000,000 PRN      Sole      1       19,000,000
ASK JEEVES INC                  COM              045174109      3,775       115,400 SH       Sole      1          115,400
AT&T WIRELESS SVCS INC          COM              00209A106        591        40,000 SH       Sole      1           40,000
AU OPTRONICS CORP               SPONSORED ADR    002255107        250        20,000 SH       Sole      1           20,000
BANKUNITED FINL CORP            NOTE             06652BAE3      3,022     3,000,000 PRN      Sole      1        3,000,000
CEPHALON INC                    NOTE             156708AE9      1,945     2,000,000 PRN      Sole      1        2,000,000
CITADEL BROADCASTING CORP       NOTE             17285TAB2      8,425    10,000,000 PRN      Sole      1       10,000,000
COMPANHIA PARANAENSE ENERGY     SPON ADR PFD     20441B407        138        38,700 SH       Sole      1           38,700
COMPUTER ASSOC INTL INC         NOTE             204912AR0      2,900     2,500,000 PRN      Sole      1        2,500,000
CONTINENTAL AIRLS INC           NOTE             210795PJ3     33,098    45,810,000 PRN      Sole      1       45,810,000
CONTINENTAL AIRLS INC           NOTE             210795PD6     19,388    27,550,000 PRN      Sole      1       27,550,000
DELTA AIR LINES INC DEL         NOTE             247361YP7      6,604    22,012,000 PRN      Sole      1       22,012,000
DEVON ENERGY CORP NEW           DBCV             25179MAD5      4,669     8,375,000 PRN      Sole      1        8,375,000
DOMINION RES INC VA NEW         NOTE             25746UAP4     22,212    21,750,000 PRN      Sole      1       21,750,000
DUKE ENERGY CORP                NOTE             264399EJ1     25,620    24,000,000 PRN      Sole      1       24,000,000
DYNEGY INC NEW                  CL A             26816Q101      3,701       741,600 SH       Sole      1          741,600
ECHOSTAR COMMUNICATIONS NEW     NOTE             278762AG4     58,630    57,410,000 PRN      Sole      1       57,410,000
ELECTRONIC DATA SYS NEW         NOTE             285661AF1     17,728    17,750,000 PRN      Sole      1       17,750,000
EMPRESAS ICA SOCIEDAD CONTROL   SPONSORED ADR    292448107        149        71,800 SH       Sole      1           71,800
EMULEX CORP                     NOTE             292475AB6      3,345     3,345,000 PRN      Sole      1        3,345,000
EMULEX CORP                     NOTE             292475AD2     18,655    20,500,000 PRN      Sole      1       20,500,000
ENERSIS SA                      SPONSORED ADR    29274F104         72        10,000 SH       Sole      1           10,000
FAIRCHILD SEMICONDUCTOR INTL    COM              303726103        907        64,000 SH       Sole      1           64,000
FEI CO                          NOTE             30241LAD1     11,535    12,000,000 PRN      Sole      1       12,000,000
FISHER SCIENTIFIC INTL INC      NOTE             338032AW5     24,268    17,000,000 PRN      Sole      1       17,000,000
GENERAL MTRS CORP               DEB              370442717      6,327       225,000 PRN      Sole      1          225,000
GENERAL MTRS CORP               DEB SR CONV B    370442733     55,338     2,300,000 PRN      Sole      1        2,300,000
GRACE WR & CO DEL NEW           COM              38388F108      7,054       746,500 SH       Sole      1          746,500
GRAFTECH INTL LTD               COM              384313102      5,279       378,400 SH       Sole      1          378,400
HEALTH MGMT ASSOC INC NEW       NOTE             421933AD4     26,213    30,000,000 PRN      Sole      1       30,000,000
HUTCHINSON TECHNOLOGY INC.      NOTE             448407AE6      6,690     6,000,000 PRN      Sole      1        6,000,000
IDEC PHARMACEUTICALS CORP       NOTE             449370AE5     38,154    59,500,000 PRN      Sole      1       59,500,000
INFINEON TECHNOLOGIES AG        SPONSORED ADR    45662N103        102        10,000 SH       Sole      1           10,000
INTEL CORP                      COM              458140100        622        31,000 SH       Sole      1           31,000
INVITROGEN CORP                 NOTE             46185RAF7      2,200     2,000,000 PRN      Sole      1        2,000,000
JDS UNIPHASE CORP               COM              46612J101      1,842       546,600 SH       Sole      1          546,600
JETBLUE AWYS CORP               COM              477143101        812        38,800 SH       Sole      1           38,800
JUNIPER NETWORKS INC            NOTE             48203RAC8      7,508     5,500,000 PRN      Sole      1        5,500,000
KING PHARMACEUTICALS INC.       DBCV             495582AG3     32,398    33,400,000 PRN      Sole      1       33,400,000
KOREA ELECTRIC PWR              SPONSORED ADR    500631106        158        15,000 SH       Sole      1           15,000
KT CORP                         SPONSORED ADR    48268K101        181        10,000 SH       Sole      1           10,000
KULICKE & SOFFAINDS INC         NOTE             501242AL5      2,108     3,000,000 PRN      Sole      1        3,000,000
LEVEL 3 COMMUNICATIONS INC      COM              52729N100      3,399     1,312,205 SH       Sole      1        1,312,205
LOCKHEED MARTIN CORP            DBCV             539830AP4     31,050    30,000,000 PRN      Sole      1       30,000,000
LODGIAN INC                     COM              54021P403        681        68,738 SH       Sole      1           68,738
LSI LOGIC CORP                  COM              502161102      6,959     1,614,700 SH       Sole      1        1,614,700
LSI LOGIC CORP                  NOTE             502161AG7     96,129    96,612,000 PRN      Sole      1       96,612,000
LUCENT TECHNOLOGIES INC         DBCV             549463AH0      9,741     7,500,000 PRN      Sole      1        7,500,000
MEDAREX INC                     NOTE             583916AE1      5,771     4,500,000 PRN      Sole      1        4,500,000
MERCURY INTERACTIVE CORP        NOTE             589405AD1      6,321     6,584,000 PRN      Sole      1        6,584,000
MICRON TECHNOLOGY INC           NOTE             595112AG8     18,056    15,000,000 PRN      Sole      1       15,000,000
MICRON TECHNOLOGY INC           COM              595112103     11,210       931,800 SH       Sole      1          931,800
MOBILE TELESYSTEMS OJSC         SPONSORED ADR    607409109        507         3,500 SH       Sole      1            3,500
NATIONAL AUSTRALIA BK LTD       SPONSORED ADR    632525408      2,038        20,800 SH       Sole      1           20,800
NEC CORP                        ADR              629050204         60        10,000 SH       Sole      1           10,000
NEWS AMER INC                   NOTE             652482AZ3     29,821    51,750,000 PRN      Sole      1       51,750,000
NOKIA CORP                      CALL             654902904         55       500,000 CALL     Sole      1          500,000
NORTEL NETWORKS CORP NEW        NOTE             656568AB8     24,993    26,000,000 PRN      Sole      1       26,000,000
NORTHWEST AIRLS CORP            FRNT             667280AC5      1,570     2,000,000 SH       Sole      1        2,000,000
NTL INC DEL                     COM              62940M104      9,606       157,470 SH       Sole      1          157,470
OPEN JT STK CO-VIMPEL COMMUN    SPONSORED ADR    68370R109        544         5,000 SH       Sole      1            5,000
PLACER DOME INC                 DBCV             725906AK7      6,181     5,000,000 PRN      Sole      1        5,000,000
PPL ENERGY SUPPLY LLC           NOTE             69352JAE7     18,506    17,500,000 PRN      Sole      1       17,500,000
PRICELINE COM INC               NOTE             741503AC0        914     1,000,000 PRN      Sole      1        1,000,000
PRICELINE.COM INC               COM NEW          741503403      1,104        49,800 SH       Sole      1           49,800
PRIDE INTL INC DEL              FRNT             74153QAB8     33,750    27,000,000 SH       Sole      1       27,000,000
RED HAT INC                     COM              756577102      3,993       326,500 SH       Sole      1          326,500
RF MICRO DEVICES INC            NOTE             749941AE0      4,380     4,000,000 PRN      Sole      1        4,000,000
RHODIA                          SPONSORED ADR    762397107        176       118,300 SH       Sole      1          118,300
SCHLUMBERGER LTD                DBCV             806857AC2     16,463    15,000,000 PRN      Sole      1       15,000,000
SEPRACOR INC                    NOTE             817315AT1     12,450     7,500,000 PRN      Sole      1        7,500,000
SIERRA PAC RES NEW              NOTE             826428AF1     32,192    14,750,000 PRN      Sole      1       14,750,000
SIRIUS SATELLITE RADIO INC      COM              82966U103      8,289     2,590,256 SH       Sole      1        2,590,256
SIX FLAGS INC                   COM              83001P109        272        50,000 SH       Sole      1           50,000
SLM CORP                        DBCV             78442PAC0     16,160    16,200,000 PRN      Sole      1       16,200,000
SOLECTRON CORP                  COM              834182107      2,492       503,500 SH       Sole      1          503,500
STARWOOD HOTELS&RESORTS WRLD    NOTE             85590AAJ3     37,387    34,300,000 PRN      Sole      1       34,300,000
TAIWAN SEMICONDUCTOR MFG LTD    SPONSORED ADR    874039100        892       124,893 SH       Sole      1          124,893
TEKELEC                         NOTE             879101AE3     14,415    12,631,000 PRN      Sole      1       12,631,000
TELEWEST GLOBAL INC             COM              87956T107      9,786       839,283 SH       Sole      1          839,283
UNITED RENTALS NORTH AMER IN    NOTE             911365AH7      9,673    10,500,000 PRN      Sole      1       10,500,000
VECTOR GROUP LTD                NOTE             92240MAC2     13,252    14,745,000 PRN      Sole      1       14,745,000
VEECO INSTRS INC DEL            NOTE             922417AB6      6,878     7,000,000 PRN      Sole      1        7,000,000
VISHAY INTERTECHNOLOGY INC      COM              928298108      8,568       664,179 SH       Sole      1          664,179
VISHAY INTERTECHNOLOGY INC      NOTE             928298AD0      8,330    14,000,000 PRN      Sole      1       14,000,000
WATSON PHARMACEUTICALS INC      DBCV             942683AC7     24,079    24,230,000 PRN      Sole      1       24,230,000
WELLS FARGO & CO NEW            DBCV             949746FA4     29,775    30,000,000 PRN      Sole      1       30,000,000
WILLIAMS COS INC DEL            COM              969457100     15,125     1,250,000 SH       Sole      1        1,250,000
WPP GROUP PLC                   SPON ADR NEW     929309300      3,571        76,604 SH       Sole      1           76,604
WYETH                           DBCV             983024AD2     19,642    20,000,000 PRN      Sole      1       20,000,000
YAHOO INC                       COM              984332106      7,012       206,775 SH       Sole      1          206,775
YAHOO INC                       CALL             984332906      6,528         1,925 CALL     Sole      1            1,925


02337.0005 #525034